Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of weighted average number of ordinary shares

Shares in thousands	2024	2023	2022
Issued shares 1. Jan.	177,186	176,953	176,608
Treasury shares 1. Jan.	(250)	(250)	(250)
Effect of weighted average stock options exercised	359	214	316
Weighted Average Number of Shares Outstanding Dec 31.	177,295	176,917	176,674